As filed with the Securities and Exchange Commission on August 24, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1221 John Q. Hammons Drive
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1221 John Q. Hammons Drive
Madison, WI 53717
(Name and address of agent for service)

608-824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 65.12%

Beverage and Tobacco Product Manufacturing - 2.41%
PepsiCo, Inc.	16,000	$1,126,880

Chemical Manufacturing - 10.04%
Abbott Laboratories	18,300	962,946
Air Products & Chemicals, Inc.	7,000	669,060
Church & Dwight Company, Inc.	10,000	405,400
E.I. du Pont de Nemours and Company	10,000	540,500
Johnson & Johnson	12,800	851,456
Merck & Company, Inc.	14,000	494,060
Teva Pharmaceutical Industries Ltd. - ADR	16,000	771,520
		4,694,942

Computer and Electronic Product Manufacturing - 5.15%
Apple, Inc. (a)	2,800	939,876
Cisco Systems, Inc.	25,000	390,250
Microchip Technology, Inc.	18,000	682,380
Qualcomm, Inc.	7,000	397,530
		2,410,036

Couriers and Messengers - 1.09%
United Parcel Service, Inc. – Class B	7,000	510,510

Credit Intermediation and Related Activities - 6.25%
CIT Group, Inc. (a)	14,500	641,770
Citigroup, Inc.	15,000	624,600
Discover Financial Services	38,000	1,016,500
Visa, Inc. - Class A	7,600	640,376
		2,923,246

Electrical Equipment, Appliance, and Component Manufacturing - 1.44%
Emerson Electric Company	12,000	675,000

Food Manufacturing - 1.38%
Unilever PLC – ADR	20,000	647,800

Food Services and Drinking Places - 1.44%
McDonald’s Corporation	8,000	674,560

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
June 30, 2011 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

General Merchandise Stores - 1.50%
Kohl's Corporation	14,000	$700,140

Health and Personal Care Stores - 2.09%
CVS Caremark Corporation	26,000	977,080

Insurance Carriers and Related Activities - 0.76%
Greenlight Capital Re, Ltd. (a) (b)	13,500	354,915

Internet Service Providers, Web Search Portals - 1.25%
Automatic Data Processing, Inc.	11,100	584,748

Management of Companies and Enterprises - 1.43%
Foster Wheeler AG (a) (b)	22,000	668,360

Merchant Wholesalers, Nondurable Goods - 2.16%
The Procter & Gamble Company	10,000	635,700
Universal Corporation	10,000	376,700
		1,012,400

Mining (except Oil and Gas) - 1.27%
Newmont Mining Corporation	11,000	593,670

Miscellaneous Manufacturing - 2.15%
3M Company	6,000	569,100
CareFusion Corporation (a)	16,000	434,720
		1,003,820

Oil and Gas Extraction - 1.81%
ATP Oil & Gas Corporation (a)	28,710	439,550
Petroleo Brasileiro S.A. – ADR	12,000	406,320
		845,870

Petroleum and Coal Products Manufacturing - 6.52%
BP PLC – ADR	20,000	885,800
Chevron Corporation	9,000	925,560
ConocoPhillips	10,000	751,900
Exxon Mobil Corporation	6,000	488,280
		3,051,540

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
June 30, 2011 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Pipeline Transportation - 1.59%
TransCanada Corporation (b)	17,000	$745,280

Primary Metal Manufacturing - 1.48%
RTI International Metals, Inc. (a)	18,000	690,660

Professional, Scientific, and Technical Services - 1.43%
Global Geophysical Services, Inc. (a)	37,500	667,500

Rail Transportation - 1.12%
Union Pacific Corporation	5,000	522,000

Support Activities for Mining - 3.11%
Atwood Oceanics, Inc. (a)	12,000	529,560
Transocean Ltd. (b)	10,000	645,600
Weatherford International Ltd. (a) (b)	15,000	281,250
		1,456,410

Telecommunications - 2.06%
Vodafone Group PLC – ADR	36,000	961,920

Transportation Equipment Manufacturing - 4.19%
Ford Motor Company (a)	50,000	689,500
General Motors Company (a)	19,400	588,984
Visteon Corporation (a)	10,000	684,100
		1,962,584

TOTAL COMMON STOCKS
(Cost $25,939,269)		30,461,871

PUBLICLY-TRADED PARTNERSHIPS - 2.09%

Real Estate - 1.27%
Penn Virginia Resources Partners, L.P.	22,000	592,680

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.82%
Fortress Investment Group, LLC - Class A (a)	80,000	385,600

TOTAL PUBLICLY-TRADED PARTNERSHIPS
(Cost $1,046,911)		978,280

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
June 30, 2011 (Unaudited) (Continued)

	Shares	Value
PREFERRED SECURITIES - 1.71%

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.71%
The Goldman Sachs Group, Inc., Series D
4.000%, perpetual (c)	25,000	$556,000
Morgan Stanley Capital Trust VIII
6.450%, 01/15/2046	10,000	243,100
		799,100

TOTAL TRUST PREFERRED SECURITIES
(Cost $653,361)		799,100

EXCHANGE-TRADED FUNDS - 0.67%

Funds, Trusts, and Other Financial Vehicles - 0.36%
iShares Silver Trust (a)	5,000	169,250

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.31%
SPDR Gold Trust (a)	1,000	145,980

TOTAL EXCHANGE-TRADED FUNDS
(Cost $226,571)		315,230

	Principal
	Amount
CONVERTIBLE BONDS - 2.05%

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.51%
The NASDAQ OMX Group, Inc.
2.500%, 08/15/2013	$700,000	706,125

Specialty Trade Contractors - 0.54%
Transocean, Inc., Series B
1.500%, 12/15/2037 (b)	250,000	250,938

TOTAL CONVERTIBLE BONDS
(Cost $914,358)		957,063

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
June 30, 2011 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS - 20.78%

Chemical Manufacturing - 1.14%
Biogen Idec, Inc.
6.000%, 03/01/2013	$500,000	$535,135
Credit Intermediation and Related Activities - 3.03%
Block Financial LLC
7.875%, 01/15/2013	500,000	529,048
CIT Group, Inc.
7.000%, 05/01/2014	334,603	339,204
Zions Bancorporation
7.750%, 09/23/2014	500,000	548,619
		1,416,871

Food Manufacturing - 1.12%
Kraft Foods, Inc.
6.250%, 06/01/2012	500,000	525,065

Funds, Trusts, and Other Financial Vehicles - 1.19%
Health Care Property Investors, Inc.
6.000%, 03/01/2015	500,000	556,851

Health and Personal Care Stores - 1.89%
CVS Pass-Through Trust
6.943%, 01/10/2030	305,544	344,595
Medco Health Solutions, Inc.
6.125%, 03/15/2013	500,000	539,390
		883,985

Machinery Manufacturing - 1.70%
General Electric Company
5.000%, 02/01/2013	750,000	796,352

Merchant Wholesalers, Nondurable Goods - 1.16%
Lorillard Tobacco Company
6.875%, 05/01/2020	500,000	543,370

Mining (except Oil and Gas) - 1.17%
Freeport-McMoRan Copper & Gold Inc.
8.375%, 04/01/2017	500,000	545,625

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
June 30, 2011 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Oil and Gas Extraction - 1.22%
Noble Holding International Limited
7.375%, 03/15/2014 (b)	$500,000	$570,276

Paper Manufacturing - 1.16%
Sealed Air Corporation
7.875%, 06/15/2017	500,000	541,302

Petroleum and Coal Products Manufacturing - 2.38%
Atlantic Richfield Company
8.500%, 04/01/2012	539,000	569,575
Owens Corning
6.500%, 12/01/2016	500,000	544,664
		1,114,239

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.22%
The Goldman Sachs Group, Inc. - Series D
5.375%, 03/15/2020	500,000	517,217
Morgan Stanley
5.000%, 08/31/2025 (c)	500,000	495,553
5.000%, 08/19/2025 (c)	500,000	492,096
		1,504,866

Utilities - 0.40%
Alliant Energy Corporation
4.000%, 10/15/2014	180,000	189,508

TOTAL CORPORATE BONDS
(Cost $9,400,881)		9,723,445

U.S. GOVERNMENT AGENCY ISSUES - 2.13%

Federal Home Loan Banks
2.000%, 08/18/2025 (c)	250,000	248,461
Federal National Mortgage Association
2.000%, 07/29/2030 (c)	750,000	746,322

TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $974,125)		994,783

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
June 30, 2011 (Unaudited) (Continued)

	Principal
	Amount	Value
MUNICIPAL BONDS - 0.49%

West Virginia State Job Investment Trust Board - Series 2003B
0.000%, 06/12/2013	$250,000	$230,173

TOTAL MUNICIPAL BONDS
(Cost $231,616)		230,173

	Contracts
CALL OPTIONS PURCHASED - 0.73%

Computer and Electronic Product Manufacturing - 0.73%
Qualcomm, Inc.
Expiration: 01/19/2013, Exercise Price $30 (a)	125	341,562

TOTAL CALL OPTIONS PURCHASED
(Cost $292,447)		341,562

	Shares
SHORT-TERM INVESTMENTS - 7.33%

Money Market Funds - 5.73%
STIT-STIC Prime Portfolio 0.035% (c)	1,300,000	1,300,000
STIT-Treasury Portfolio 0.02% (c)	1,381,113	1,381,113
		2,681,113

	Principal
	Amount
U.S. Treasury Bills - 1.60%
U.S. Treasury Bill
12/29/2011	$750,000	749,672

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,430,818)		3,430,785

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
June 30, 2011 (Unaudited) (Continued)

Value
Total Investments
(Cost $43,110,357) - 103.10%	$48,232,292

Other Liabilities in Excess of Assets - (3.10%)	(1,452,239)

TOTAL NET ASSETS - 100.00%	$46,780,053

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a) Non-income producing security.
(b) Foreign issued security.
(c) Variable rate security. The rate listed is as of June 30, 2011.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows**:

Cost of investments	$43,110,357
Gross unrealized appreciation	5,846,339
Gross unrealized depreciation	(724,404)
Net unrealized appreciation	$5,121,935

**
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.16%

Beverage and Tobacco Product Manufacturing - 3.65%
PepsiCo, Inc.	9,000	$633,870

Chemical Manufacturing - 11.40%
Abbott Laboratories	9,800	515,676
Air Products & Chemicals, Inc.	4,500	430,110
Church & Dwight Company, Inc.	5,000	202,700
Johnson & Johnson	6,300	419,076
Teva Pharmaceutical Industries Ltd. - ADR	8,500	409,870
		1,977,432

Computer and Electronic Product Manufacturing - 7.65%
Apple, Inc. (a)	1,450	486,722
Cisco Systems, Inc.	15,000	234,150
Microchip Technology, Inc.	10,000	379,100
Qualcomm, Inc.	4,000	227,160
		1,327,132

Couriers and Messengers - 2.31%
United Parcel Service, Inc. – Class B	5,500	401,115

Credit Intermediation and Related Activities - 9.35%
CIT Group, Inc. (a)	8,000	354,080
Citigroup, Inc.	7,500	312,300
Discover Financial Services	20,000	535,000
Visa, Inc. - Class A	5,000	421,300
		1,622,680

Electrical Equipment, Appliance, and Component Manufacturing - 2.59%
Emerson Electric Company	8,000	450,000

Food Manufacturing - 1.87%
Unilever PLC – ADR	10,000	323,900

Food Services and Drinking Places - 1.94%
McDonald’s Corporation	4,000	337,280

General Merchandise Stores - 2.31%
Kohl's Corporation	8,000	400,080

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
June 30, 2011 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Health and Personal Care Stores - 2.60%
CVS Caremark Corporation	12,000	$450,960

Insurance Carriers and Related Activities - 1.21%
Greenlight Capital Re, Ltd. (a) (b)	8,000	210,320

Internet Service Providers, Web Search Portals - 1.67%
Automatic Data Processing, Inc.	5,500	289,740

Management of Companies and Enterprises - 2.10%
Foster Wheeler AG (a) (b)	12,000	364,560

Merchant Wholesalers, Nondurable Goods - 3.76%
Alliance One International, Inc. (a)	45,000	145,350
The Procter & Gamble Company	5,000	317,850
Universal Corporation	5,000	188,350
		651,550

Miscellaneous Manufacturing - 3.13%
3M Company	4,000	379,400
CareFusion Corporation (a)	6,000	163,020
		542,420

Oil and Gas Extraction - 2.43%
ATP Oil & Gas Corporation (a)	18,700	286,297
Petroleo Brasileiro S.A. – ADR	4,000	135,440
		421,737

Petroleum and Coal Products Manufacturing - 7.73%
BP PLC – ADR	10,500	465,045
Chevron Corporation	4,500	462,780
ConocoPhillips	5,500	413,545
		1,341,370

Pipeline Transportation - 2.02%
TransCanada Corporation (b)	8,000	350,720

Primary Metal Manufacturing - 3.32%
RTI International Metals, Inc. (a)	15,000	575,550

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
June 30, 2011 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Professional, Scientific, and Technical Services - 2.56%
Global Geophysical Services, Inc. (a)	25,000	$445,000

Support Activities for Mining - 2.48%
Atwood Oceanics, Inc. (a)	5,500	242,715
Weatherford International Ltd. (a) (b)	10,000	187,500
		430,215

Telecommunications - 2.62%
Vodafone Group PLC – ADR	17,000	454,240

Transportation Equipment Manufacturing - 6.46%
Ford Motor Company (a)	27,000	372,330
General Motors Company (a)	10,000	303,600
Visteon Corporation (a)	6,500	444,665
		1,120,595

TOTAL COMMON STOCKS
(Cost $12,656,841)		15,122,466

PUBLICLY-TRADED PARTNERSHIPS - 3.00%

Real Estate - 1.86%
Penn Virginia Resources Partners, L.P.	12,000	323,280

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.14%
Fortress Investment Group LLC - Class A (a)	41,000	197,620

TOTAL PUBLICLY-TRADED PARTNERSHIPS
(Cost $555,422)		520,900

EXCHANGE-TRADED FUNDS - 4.48%

Funds, Trusts, and Other Financial Vehicles - 2.96%
iShares MSCI South Korea Index Fund	3,500	227,500
iShares Silver Trust (a)	2,000	67,700
Market Vectors Gold Miners	4,000	218,360
		513,560

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
June 30, 2011 (Unaudited) (Continued)

	Shares	Value
EXCHANGE-TRADED FUNDS (Continued)

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.52%
SPDR Gold Trust (a)	1,800	$262,764

TOTAL EXCHANGE-TRADED FUNDS
(Cost $687,634)		776,324

	Contracts
CALL OPTIONS PURCHASED - 3.40%

Computer and Electronic Product Manufacturing - 2.36%
Qualcomm, Inc.
Expiration: 01/19/2013, Exercise Price $30 (a)	150	409,875

Educational Services - 0.32%
Corinthian Colleges, Inc.
Expiration: 01/21/2012, Exercise Price $2.50 (a)	301	55,685

Oil and Gas Extraction - 0.72%
Petroleo Brasileiro S.A. – ADR
Expiration: 01/19/2013, Exercise Price $25 (a)	125	125,000

TOTAL CALL OPTIONS PURCHASED
(Cost $605,567)		590,560

	Shares
SHORT-TERM INVESTMENTS - 1.95%

Money Market Funds - 1.95%
STIT-STIC Prime Portfolio 0.035% (c)	337,787	337,787

TOTAL SHORT-TERM INVESTMENTS
(Cost $337,787)		337,787

Total Investments
(Cost $14,843,251) - 99.99%		17,348,037

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
June 30, 2011 (Unaudited) (Continued)

Value

Other Assets in Excess of Liabilities - 0.01%	$1,402

TOTAL NET ASSETS - 100.00%	$17,349,439

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a) Non-income producing security.
(b) Foreign issued security.
(c) Variable rate security. The rate listed is as of June 30, 2011.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows**:

Cost of investments	$14,843,251
Gross unrealized appreciation	2,919,411
Gross unrealized depreciation	(414,625)
Net unrealized appreciation	$2,504,786

**
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.
Notes to Schedules of Investments
June 30, 2011 (Unaudited)

Security Valuation

The Wisconsin Capital Funds, Inc. (Funds) have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including common stocks, publicly-traded partnerships, foreign issued common stocks, preferred securities, exchange-traded funds, and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued at the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.

An option that is purchased by the Funds is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. If an options exchange closes after the time at which the Funds’ net asset value is calculated, snapshot prices are provided by the independent pricing services or other sources at the close of the New York Stock Exchange to calculate the net asset value.

When using the market quotations or closing price provided by a pricing service and when the market is considered active, the security will be classified as a Level 1 security. Listed options for which no sale was reported on that date are valued at their evaluated mean prices as furnished by the independent pricing services and generally will be classified as a Level 2 security. These securities are typically valued using market observable data such as broker quotes, bid and ask offers, and market quotes for the underlying equities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, municipal bonds, and U.S. government agency issues are valued using a market approach based on information supplied by independent pricing services, including services using matrix pricing formulas as well as market transactions and/or independent broker bid quotations. The significant inputs of these matrix

Wisconsin Capital Funds, Inc.
Notes to Schedules of Investments
June 30, 2011 (Unaudited) (Continued)

pricing formulas include coupons, ratings, maturities, and other fundamental data relating to the issuer. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of June 30, 2011, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund
Investments in:
Common Stock*	$30,461,871	$-	$-	$30,461,871
Publicly-Traded Partnerships*	978,280	-	-	978,280
Preferred Securities*	799,100	-	-	799,100
Exchange-Traded Funds*	315,230	-	-	315,230
Convertible Bonds*	-	957,063	-	957,063
Corporate Bonds*	-	9,723,445	-	9,723,445
U.S. Government Agency Issues	-	1,744,455	-	1,744,455
Municipal Bonds	-	230,173	-	230,173
Purchased Options*	-	341,562	-	341,562
Money Market Funds	2,681,113	-	-	2,681,113

Total	$35,235,594	$12,996,698	$-	$48,232,292

Wisconsin Capital Funds, Inc.
Notes to Schedules of Investments
June 30, 2011 (Unaudited) (Continued)

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund
Investments in:
Common Stock*	$15,122,466	$-	$-	$15,122,466
Publicly-Traded Partnerships*	520,900	-	-	520,900
Exchange-Traded Funds*	776,324	-	-	776,324
Purchased Options*	-	590,560		590,560
Money Market Funds	337,787	-	-	337,787

Total	$16,757,477	$590,560	$-	$17,348,037

* For detailed industry descriptions, refer to the Schedules of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Vice President/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)* /s/ Thomas G. Plumb
Thomas G. Plumb, President (Principal Executive Officer)

Date   August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas G. Plumb
Thomas G. Plumb, President (Principal Executive Officer)

Date   August 24, 2011

By (Signature and Title)* /s/ Timothy R. O’Brien
Timothy R. O’Brien, Chief Financial (Principal Accounting Officer)

Date   August 24, 2011

* Print the name and title of each signing officer under his or her signature.